BUSINESS AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Thousands					2 Months Ended	9 Months Ended		12 Months Ended
	May 12, 2017 $ / shares shares	May 05, 2017 USD ($) $ / shares	Apr. 26, 2017 $ / shares shares	Dec. 20, 2016 USD ($) $ / shares shares	May 31, 2017 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 22, 2016 USD ($)	Oct. 30, 2015 USD ($)
Share price | $ / shares						$ 20.00
Net proceeds from the IPO | $					$ 128,500
Payments on long-term debt | $						$ 34,000	$ 36,334	$ 298,000	$ 107,000
Settlement of phantom units | $		$ 7,800
Maximum borrowing capacity | $										$ 215,000	$ 355,000
Revolving line of credit
Maximum borrowing capacity | $				$ 100,000							$ 250,000
Predecessor
Ratio				10.3583
Common units issued				16,100,000
Class A-1 common stock
Par value | $ / shares				$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common stock issued						0		16,100,000	0
Class A-1 common stock | Private Placement
Shares issued				16,100,000
Share price | $ / shares				$ 20.00
Class A common stock
Shares issued						10,005,000
Par value | $ / shares						$ 0.01		$ 0.01	$ 0.01
Common stock issued						30,468,249		3,802,972	0
Class A common stock | IPO
Shares issued			8,700,000
Share price | $ / shares		$ 14.00	$ 14.00
Class A common stock | Over-allotment option
Shares issued	1,305,000
Share price | $ / shares	$ 14.00
Class B common stock
Par value | $ / shares						$ 0.01		$ 0.01	$ 0.01
Common stock issued						38,462,541		38,462,541	0
Legacy Owner Holdco | Class B common stock | Private Placement
Common units issued				38,462,541
Contributing Legacy Owners | Class A common stock | Predecessor
Common units issued				3,802,972
Common stock issued				3,802,972